Commitments and Contingencies - Future minimum lease payments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum lease payments
2018	¥ 76,189,668
2019	51,708,277
2020	33,904,664
2021	23,449,434
2022 and after	8,007,934
Total	193,259,977
Rental expenses	¥ 83,147,890	¥ 65,303,048	¥ 31,927,239